UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004		Market
		Value
Vanguard Variable Insurance Fund - Equity Index Portfolio	Shares	(000)
COMMON STOCKS (99.8%)

Auto & Transportation (2.6%)
United Parcel Service, Inc.	164,500	$ 12,489
FedEx Corp.	43,988	3,769
Ford Motor Co.	268,015	3,766
General Motors Corp.	82,624	3,510
Harley-Davidson, Inc.	43,200	2,568
Union Pacific Corp.	37,998	2,227
Burlington Northern Santa Fe Corp.	54,598	2,092
PACCAR, Inc.	25,373	1,754
Norfolk Southern Corp.	57,689	1,716
Southwest Airlines Co.	115,526	1,573
CSX Corp.	31,408	1,043
Genuine Parts Co.	25,669	985
Delphi Corp.	82,260	764
Dana Corp.	21,726	384
* Navistar International Corp.	10,135	377
* The Goodyear Tire & Rubber Co.	25,449	273
Cooper Tire & Rubber Co.	10,848	219
Visteon Corp.	18,698	149
* Delta Air Lines, Inc.	18,042	59

		39,717

Consumer Discretionary (13.8%)
Wal-Mart Stores, Inc.	620,878	33,031
Home Depot, Inc.	321,262	12,593
* Time Warner, Inc.	669,133	10,800
* eBay Inc.	96,686	8,889
Viacom Inc. Class B	251,743	8,449
The Walt Disney Co.	300,630	6,779
* Yahoo! Inc.	199,100	6,751
Lowe's Cos., Inc.	114,056	6,199
Gillette Co.	146,756	6,126
Target Corp.	132,132	5,979
McDonald's Corp.	183,986	5,157
Kimberly-Clark Corp.	72,288	4,669
Carnival Corp.	92,600	4,379
Cendant Corp.	154,684	3,341
Gannett Co., Inc.	38,992	3,266
NIKE, Inc. Class B	38,580	3,040
Avon Products, Inc.	69,276	3,026
Costco Wholesale Corp.	67,582	2,809
Clear Channel Communications, Inc.	86,410	2,693
* Starbucks Corp.	58,100	2,641
Best Buy Co., Inc.	47,500	2,576
The Gap, Inc.	132,479	2,477
* Kohl's Corp.	50,100	2,414
Waste Management, Inc.	84,961	2,323
The McGraw-Hill Cos., Inc.	27,868	2,221
Staples, Inc.	72,800	2,171
* Apollo Group, Inc. Class A	28,200	2,069
* Electronic Arts Inc.	44,500	2,047
Omnicom Group Inc.	27,400	2,002
Tribune Co.	46,554	1,916
International Game Technology	50,400	1,812
Marriott International, Inc. Class A	33,557	1,744
Yum! Brands, Inc.	42,460	1,726
* Bed Bath & Beyond, Inc.	44,100	1,637
TJX Cos., Inc.	71,488	1,576
Limited Brands, Inc.	69,284	1,544
* Univision Communications Inc.	47,300	1,495
J.C. Penney Co., Inc. (Holding Co.)	42,256	1,491
Starwood Hotels & Resorts Worldwide, Inc.	30,500	1,416
Eastman Kodak Co.	41,906	1,350
Sears, Roebuck & Co.	31,007	1,236
Federated Department Stores, Inc.	26,400	1,199
* Coach, Inc.	27,477	1,166
Mattel, Inc.	60,642	1,099
May Department Stores Co.	42,804	1,097
Hilton Hotels Corp.	56,157	1,058
Cintas Corp.	25,000	1,051
R.R. Donnelley & Sons Co.	32,146	1,007
* Fisher Scientific International Inc.	16,867	984
Dollar General Corp.	48,250	972
* AutoZone Inc.	12,200	942
Black & Decker Corp.	11,712	907
Harrah's Entertainment, Inc.	16,357	867
New York Times Co. Class A	21,464	839
Newell Rubbermaid, Inc.	40,274	807
VF Corp.	16,060	794
Leggett & Platt, Inc.	28,100	790
Nordstrom, Inc.	20,586	787
Knight Ridder	11,336	742
* Office Depot, Inc.	45,700	687
* AutoNation, Inc.	39,200	670
RadioShack Corp.	23,288	667
Family Dollar Stores, Inc.	24,600	667
Tiffany & Co.	21,500	661
* Interpublic Group of Cos., Inc.	61,962	656
Jones Apparel Group, Inc.	18,300	655
Robert Half International, Inc.	25,300	652
Liz Claiborne, Inc.	15,748	594
Whirlpool Corp.	9,690	582
Alberto-Culver Co. Class B	13,303	578
Wendy's International, Inc.	16,741	563
* Toys R Us, Inc.	31,418	557
Darden Restaurants Inc.	23,050	538
International Flavors & Fragrances, Inc.	13,907	531
The Stanley Works	11,970	509
Sabre Holdings Corp.	20,003	491
Hasbro, Inc.	25,900	487
Circuit City Stores, Inc.	29,024	445
* Monster Worldwide Inc.	17,300	426
* Allied Waste Industries, Inc.	46,500	412
Meredith Corp.	7,322	376
Reebok International Ltd.	8,686	319
* Convergys Corp.	20,800	279
Dillard's Inc.	12,206	241
Snap-On Inc.	8,578	236
Maytag Corp.	11,478	211
* Big Lots Inc.	16,628	203
Viacom Inc. Class A	2,112	72

		210,933

Consumer Staples (7.2%)
The Procter & Gamble Co.	372,075	20,137
The Coca-Cola Co.	355,062	14,220
Altria Group, Inc.	300,269	14,125
PepsiCo, Inc.	247,839	12,057
Anheuser-Busch Cos., Inc.	117,290	5,859
Walgreen Co.	149,912	5,371
Colgate-Palmolive Co.	77,836	3,517
Sysco Corp.	93,560	2,799
Sara Lee Corp.	116,252	2,658
Kellogg Co.	60,458	2,579
General Mills, Inc.	55,734	2,502
CVS Corp.	58,404	2,461
Wm. Wrigley Jr. Co.	32,858	2,080
ConAgra Foods, Inc.	77,302	1,987
H.J. Heinz Co.	51,111	1,841
Hershey Foods Corp.	36,132	1,688
* The Kroger Co.	108,104	1,678
The Clorox Co.	31,226	1,664
Campbell Soup Co.	60,074	1,579
Reynolds American Inc.	21,700	1,476
Coca-Cola Enterprises, Inc.	68,700	1,298
Albertson's, Inc.	53,856	1,289
* Safeway, Inc.	65,300	1,261
The Pepsi Bottling Group, Inc.	37,200	1,010
UST, Inc.	24,293	978
Brown-Forman Corp. Class B	17,692	810
McCormick & Co., Inc.	20,200	694
SuperValu Inc.	19,976	550
Adolph Coors Co. Class B	5,505	374
Winn-Dixie Stores, Inc.	20,726	64

		110,606

Financial Services (21.8%)
Citigroup, Inc.	758,168	33,450
American International Group, Inc.	381,236	25,920
Bank of America Corp.	595,290	25,794
JPMorgan Chase & Co.	521,281	20,710
Wells Fargo & Co.	247,090	14,734
American Express Co.	185,526	9,547
Wachovia Corp.	191,562	8,994
Fannie Mae	141,596	8,977
U.S. Bancorp	274,956	7,946
Morgan Stanley	160,718	7,923
Merrill Lynch & Co., Inc.	137,400	6,832
The Goldman Sachs Group, Inc.	71,100	6,629
Freddie Mac	100,456	6,554
First Data Corp.	125,436	5,456
Washington Mutual, Inc.	127,684	4,990
Allstate Corp.	101,416	4,867
MBNA Corp.	186,965	4,712
Metropolitan Life Insurance Co.	109,700	4,240
Fifth Third Bancorp	83,328	4,101
National City Corp.	96,912	3,743
Prudential Financial, Inc.	76,000	3,575
Automatic Data Processing, Inc.	85,572	3,536
Marsh & McLennan Cos., Inc.	76,170	3,486
SunTrust Banks, Inc.	49,418	3,480
The Bank of New York Co., Inc.	113,796	3,319
Countrywide Financial Corp.	82,398	3,246
St. Paul Travelers Cos., Inc.	97,853	3,235
BB&T Corp.	81,146	3,221
Lehman Brothers Holdings, Inc.	39,700	3,165
AFLAC Inc.	74,200	2,909
SLM Corp.	63,800	2,845
Progressive Corp. of Ohio	31,800	2,695
The Hartford Financial Services Group Inc.	42,976	2,662
Capital One Financial Corp.	35,400	2,616
Golden West Financial Corp.	22,278	2,472
Regions Financial Corp.	67,757	2,240
PNC Financial Services Group	41,287	2,234
State Street Corp.	49,200	2,101
SouthTrust Corp.	48,800	2,033
Franklin Resources Corp.	36,400	2,030
The Chubb Corp.	28,018	1,969
KeyCorp	59,516	1,881
Charles Schwab Corp.	200,300	1,841
Mellon Financial Corp.	62,020	1,717
Paychex, Inc.	55,425	1,671
ACE Ltd.	41,500	1,663
The Principal Financial Group, Inc.	45,900	1,651
M & T Bank Corp.	17,178	1,644
Simon Property Group, Inc. REIT	30,400	1,630
Equity Office Properties Trust REIT	59,000	1,608
Loews Corp.	27,100	1,585
Moody's Corp.	21,634	1,585
XL Capital Ltd. Class A	20,300	1,502
Comerica, Inc.	25,050	1,487
North Fork Bancorp, Inc.	33,412	1,485
Bear Stearns Co., Inc.	15,107	1,453
CIGNA Corp.	20,167	1,404
Aon Corp.	46,200	1,328
Marshall & Ilsley Corp.	32,700	1,318
Northern Trust Corp.	32,108	1,310
Equity Residential REIT	41,000	1,271
Ambac Financial Group, Inc.	15,850	1,267
AmSouth Bancorp	51,842	1,265
MBIA, Inc.	21,050	1,225
Lincoln National Corp.	25,774	1,211
H & R Block, Inc.	24,127	1,192
Synovus Financial Corp.	45,350	1,186
Sovereign Bancorp, Inc.	50,123	1,094
Cincinnati Financial Corp.	24,550	1,012
* SunGard Data Systems, Inc.	42,400	1,008
* Fiserv, Inc.	28,650	999
Jefferson-Pilot Corp.	19,985	992
MGIC Investment Corp.	14,400	958
T. Rowe Price Group Inc.	18,600	947
Plum Creek Timber Co. Inc. REIT	26,800	939
ProLogis REIT	26,600	937
Torchmark Corp.	15,994	851
SAFECO Corp.	18,380	839
Huntington Bancshares Inc.	33,651	838
Zions Bancorp	13,100	800
First Horizon National Corp.	18,100	785
UnumProvident Corp.	43,423	681
* Providian Financial Corp.	42,624	662
* E*TRADE FINANCIAL Corp.	54,340	621
Green Point Financial Corp.	11,600	538
Equifax, Inc.	20,100	530
Dow Jones & Co., Inc.	11,931	485
Apartment Investment & Management Co. Class A REIT	13,900	483
Janus Capital Group Inc.	35,000	476
Federated Investors, Inc.	15,800	449
Ryder System, Inc.	9,515	448
Deluxe Corp.	7,349	301

		332,241

Health Care (12.8%)
Pfizer Inc.	1,105,106	33,816
Johnson & Johnson	434,365	24,468
Merck & Co., Inc.	324,656	10,714
* Amgen, Inc.	185,272	10,501
Eli Lilly & Co.	165,404	9,933
Abbott Laboratories	228,456	9,677
Medtronic, Inc.	176,952	9,184
Wyeth	195,200	7,300
UnitedHealth Group Inc.	97,224	7,169
Bristol-Myers Squibb Co.	284,600	6,737
* Boston Scientific Corp.	123,168	4,893
Schering-Plough Corp.	215,488	4,107
Guidant Corp.	46,100	3,044
* Biogen Idec Inc.	49,550	3,031
Baxter International, Inc.	90,142	2,899
* Zimmer Holdings, Inc.	35,900	2,838
Stryker Corp.	58,800	2,827
Cardinal Health, Inc.	62,968	2,756
HCA Inc.	70,657	2,696
* Forest Laboratories, Inc.	54,200	2,438
* WellPoint Health Networks Inc. Class A	23,000	2,417
* Gilead Sciences, Inc.	63,136	2,360
Aetna Inc.	22,475	2,246
* Caremark Rx, Inc.	68,276	2,190
* St. Jude Medical, Inc.	25,876	1,948
Becton, Dickinson & Co.	36,720	1,898
* Genzyme Corp.-General Division	33,275	1,811
* Anthem, Inc.	20,473	1,786
Biomet, Inc.	37,192	1,744
Allergan, Inc.	19,336	1,403
Quest Diagnostics, Inc.	14,900	1,314
* Medco Health Solutions, Inc.	39,965	1,235
* Chiron Corp.	27,400	1,211
McKesson Corp.	43,103	1,106
AmerisourceBergen Corp.	16,400	881
C.R. Bard, Inc.	15,366	870
* MedImmune Inc.	36,400	863
IMS Health, Inc.	34,259	819
* Express Scripts Inc.	11,400	745
* Tenet Healthcare Corp.	68,245	736
Health Management Associates Class A	35,700	729
Mylan Laboratories, Inc.	39,300	707
* Hospira, Inc.	22,865	700
Bausch & Lomb, Inc.	7,816	519
* Watson Pharmaceuticals, Inc.	16,000	471
* Humana Inc.	23,500	470
* King Pharmaceuticals, Inc.	35,233	421
Manor Care, Inc.	12,726	381
* Millipore Corp.	7,365	352

		195,361

Integrated Oils (5.2%)
ExxonMobil Corp.	952,104	46,015
ChevronTexaco Corp.	311,744	16,722
ConocoPhillips Co.	100,783	8,350
Occidental Petroleum Corp.	57,269	3,203
Marathon Oil Corp.	50,619	2,090
Unocal Corp.	38,799	1,668
Amerada Hess Corp.	13,378	1,191

		79,239

Other Energy (2.1%)
Schlumberger Ltd.	86,426	5,817
Devon Energy Corp.	35,424	2,515
Anadarko Petroleum Corp.	36,566	2,427
Apache Corp.	47,634	2,387
Burlington Resources, Inc.	57,822	2,359
Halliburton Co.	64,591	2,176
Baker Hughes, Inc.	48,826	2,135
* Transocean Inc.	46,900	1,678
Valero Energy Corp.	18,700	1,500
Kerr-McGee Corp.	22,158	1,269
BJ Services Co.	23,700	1,242
EOG Resources, Inc.	17,300	1,139
* Nabors Industries, Inc.	21,800	1,032
Williams Cos., Inc.	76,629	927
* Noble Corp.	19,700	886
El Paso Corp.	94,070	865
Sunoco, Inc.	11,005	814
* Rowan Cos., Inc.	15,731	415
* Dynegy, Inc.	54,900	274
* Calpine Corp.	64,908	188

		32,045

Materials & Processing (3.6%)
E.I. du Pont de Nemours & Co.	145,954	6,247
Dow Chemical Co.	137,413	6,208
Alcoa Inc.	127,276	4,275
Newmont Mining Corp. (Holding Co.)	64,855	2,953
International Paper Co.	71,281	2,880
Weyerhaeuser Co.	35,114	2,334
Masco Corp.	63,458	2,191
Praxair, Inc.	47,642	2,036
Air Products & Chemicals, Inc.	33,206	1,806
Archer-Daniels-Midland Co.	95,494	1,622
PPG Industries, Inc.	25,125	1,540
Monsanto Co.	39,037	1,422
Rohm & Haas Co.	32,901	1,414
Georgia Pacific Group	37,899	1,362
Phelps Dodge Corp.	13,759	1,266
* American Standard Cos., Inc.	31,300	1,218
Ecolab, Inc.	37,652	1,184
Avery Dennison Corp.	16,210	1,066
Nucor Corp.	11,569	1,057
Freeport-McMoRan Copper & Gold, Inc. Class B	26,000	1,053
MeadWestvaco Corp.	29,497	941
Sherwin-Williams Co.	20,924	920
Vulcan Materials Co.	15,000	764
United States Steel Corp.	16,578	624
Ball Corp.	16,584	621
Sigma-Aldrich Corp.	10,138	588
Ashland, Inc.	10,426	585
* Sealed Air Corp.	12,345	572
Eastman Chemical Co.	11,494	547
Fluor Corp.	12,242	545
Temple-Inland Inc.	8,101	544
Engelhard Corp.	18,133	514
* Pactiv Corp.	22,061	513
Boise Cascade Corp.	12,836	427
Louisiana-Pacific Corp.	15,982	415
Bemis Co., Inc.	15,554	413
Worthington Industries, Inc.	12,686	271
Allegheny Technologies Inc.	13,966	255
* Hercules, Inc.	16,178	231
Great Lakes Chemical Corp.	7,325	188

		55,612

Producer Durables (4.2%)
United Technologies Corp.	74,927	6,997
The Boeing Co.	122,793	6,339
Illinois Tool Works, Inc.	44,270	4,125
* Applied Materials, Inc.	248,476	4,097
Caterpillar, Inc.	50,066	4,028
Emerson Electric Co.	61,480	3,805
Lockheed Martin Corp.	65,196	3,637
Northrop Grumman Corp.	52,494	2,800
Deere & Co.	36,238	2,339
Danaher Corp.	45,100	2,313
* Xerox Corp.	122,994	1,732
Ingersoll-Rand Co.	25,400	1,726
* Lexmark International, Inc.	19,000	1,596
* Agilent Technologies, Inc.	71,164	1,535
Pitney Bowes, Inc.	33,854	1,493
* KLA-Tencor Corp.	28,800	1,195
Dover Corp.	29,760	1,157
Pulte Homes, Inc.	18,588	1,141
Parker Hannifin Corp.	17,442	1,027
Rockwell Collins, Inc.	26,009	966
Centex Corp.	18,128	915
Molex, Inc.	27,650	825
Cooper Industries, Inc. Class A	13,884	819
W.W. Grainger, Inc.	13,260	764
* Waters Corp.	17,300	763
* Thermo Electron Corp.	23,800	643
KB HOME	6,765	572
* Novellus Systems, Inc.	20,900	556
Goodrich Corp.	17,458	548
American Power Conversion Corp.	29,400	511
Cummins Inc.	6,499	480
Pall Corp.	18,356	449
Tektronix, Inc.	13,504	449
* Teradyne, Inc.	28,500	382
* Andrew Corp.	23,324	286
Crane Co.	8,698	252
* Power-One, Inc.	12,100	78

		63,340

Technology (13.9%)
Microsoft Corp.	1,591,274	43,999
International Business Machines Corp.	245,129	21,017
Intel Corp.	938,812	18,833
* Cisco Systems, Inc.	989,532	17,911
* Dell Inc.	365,389	13,008
QUALCOMM Inc.	238,200	9,299
* Oracle Corp.	756,724	8,536
Hewlett-Packard Co.	441,933	8,286
Motorola, Inc.	345,753	6,237
Texas Instruments, Inc.	253,268	5,390
* EMC Corp.	352,216	4,065
General Dynamics Corp.	29,260	2,987
* Symantec Corp.	46,200	2,535
Raytheon Co.	66,037	2,508
* Corning, Inc.	203,977	2,260
Computer Associates International, Inc.	85,799	2,257
* Apple Computer, Inc.	56,883	2,204
Analog Devices, Inc.	55,500	2,152
Maxim Integrated Products, Inc.	47,609	2,013
* Lucent Technologies, Inc.	631,430	2,002
* Sun Microsystems, Inc.	487,500	1,970
Adobe Systems, Inc.	35,000	1,731
Linear Technology Corp.	45,000	1,631
Electronic Data Systems Corp.	74,900	1,452
Xilinx, Inc.	50,700	1,369
* Computer Sciences Corp.	27,664	1,303
* Broadcom Corp.	47,265	1,290
* Intuit, Inc.	28,100	1,276
* Network Appliance, Inc.	52,400	1,205
* Veritas Software Corp.	63,157	1,124
* Micron Technology, Inc.	89,394	1,075
* PeopleSoft, Inc.	53,800	1,068
* Altera Corp.	54,400	1,065
Rockwell Automation, Inc.	27,109	1,049
* Affiliated Computer Services, Inc. Class A	18,800	1,047
* Avaya Inc.	66,360	925
* National Semiconductor Corp.	52,366	811
Autodesk, Inc.	16,520	803
* JDS Uniphase Corp.	210,720	710
* Solectron Corp.	140,700	696
* NCR Corp.	13,700	679
* Jabil Circuit, Inc.	29,400	676
* Advanced Micro Devices, Inc.	51,732	673
Scientific-Atlanta, Inc.	22,390	580
* Tellabs, Inc.	60,592	557
Applera Corp.-Applied Biosystems Group	29,432	555
* Siebel Systems, Inc.	73,600	555
* Comverse Technology, Inc.	28,661	540
* Sanmina-SCI Corp.	76,235	537
* BMC Software, Inc.	32,683	517
* Unisys Corp.	48,805	504
* Mercury Interactive Corp.	13,700	478
Symbol Technologies, Inc.	35,150	444
* Citrix Systems, Inc.	25,000	438
* QLogic Corp.	13,500	400
* Novell, Inc.	56,079	354
* NVIDIA Corp.	24,100	350
PerkinElmer, Inc.	18,586	320
* Compuware Corp.	56,000	288
* Gateway, Inc.	53,800	266
* LSI Logic Corp.	55,382	239
* PMC Sierra Inc.	25,600	226
* ADC Telecommunications, Inc.	117,200	212
* Parametric Technology Corp.	38,900	205
* CIENA Corp.	82,062	163
* Applied Micro Circuits Corp.	45,200	141

		211,996

Utilities (7.2%)
Verizon Communications Inc.	405,140	15,954
SBC Communications Inc.	484,946	12,584
* Comcast Corp. Class A	299,694	8,463
BellSouth Corp.	268,108	7,271
* AT&T Wireless Services Inc.	399,429	5,904
Sprint Corp.	212,682	4,281
* Nextel Communications, Inc.	163,200	3,891
Exelon Corp.	96,688	3,547
Southern Co.	108,025	3,239
Dominion Resources, Inc.	48,404	3,158
Duke Energy Corp.	137,446	3,146
ALLTEL Corp.	45,096	2,476
TXU Corp.	43,374	2,078
Entergy Corp.	33,150	2,009
FirstEnergy Corp.	48,388	1,988
FPL Group, Inc.	27,096	1,851
American Electric Power Co., Inc.	57,835	1,848
* PG&E Corp.	58,705	1,785
AT&T Corp.	116,531	1,669
Progress Energy, Inc.	36,075	1,527
Consolidated Edison Inc.	35,455	1,491
Public Service Enterprise Group, Inc.	34,668	1,477
Ameren Corp.	28,455	1,313
PPL Corp.	27,191	1,283
Edison International	47,594	1,262
Sempra Energy	33,959	1,229
Kinder Morgan, Inc.	18,000	1,131
DTE Energy Co.	25,386	1,071
Cinergy Corp.	26,473	1,048
Constellation Energy Group, Inc.	25,649	1,022
Xcel Energy, Inc.	58,353	1,011
* AES Corp.	94,281	942
KeySpan Corp.	23,400	917
* Qwest Communications International Inc.	264,731	882
NiSource, Inc.	38,572	810
* Comcast Corp. Special Class A	27,389	765
CenturyTel, Inc.	19,750	676
Citizens Communications Co.	48,500	649
Pinnacle West Capital Corp.	13,400	556
CenterPoint Energy Inc.	44,986	466
TECO Energy, Inc.	29,100	394
* Allegheny Energy, Inc.	18,359	293
NICOR Inc.	6,489	238
Peoples Energy Corp.	5,585	233
* CMS Energy Corp.	23,700	226

		110,054

Other (5.4%)
General Electric Co.	1,545,237	51,889
3M Co.	114,518	9,158
Tyco International Ltd.	293,946	9,012
Honeywell International Inc.	125,767	4,510
Johnson Controls, Inc.	27,772	1,578
Fortune Brands, Inc.	21,139	1,566
Eaton Corp.	22,200	1,408
Textron, Inc.	20,320	1,306
ITT Industries, Inc.	13,488	1,079
Brunswick Corp.	14,102	645

		82,151

TOTAL COMMON STOCKS
(COST $1,300,349)		1,523,295

TEMPORARY CASH INVESTMENTS (0.2%)

Money Market Fund (0.2%)
Vanguard Market Liquidity Fund, 1.74%**	3,208,567	3,209

	Face
	Amount
	(000)

U.S. Agency Obligation
(1)Federal National Mortgage Assn.***
1.48%, 10/13/2004	$500	500

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $3,709)		3,709

TOTAL INVESTMENTS (100%)
(Cost $1,304,058)		1,527,004

OTHER ASSETS AND LIABILITIES-NET		(559)

NET ASSETS (100%)		$1,526,445

* Non-income-producing security.
** Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
*** The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action. (1)Security segregated as initial margin for open futures contracts.
REIT-Real Estate Investment Trust

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2004, the cost of investment securities for tax purposes was $1,304,058,000. Net unrealized appreciation of investment securities for tax purposes was $222,946,000, consisting of unrealized gains of $360,405,000 on securities that had risen in value since their purchase and $137,459,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2004, the aggregate settlement value of open futures contracts expiring in December 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	11	$3,066	($3)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.